Inventories (Schedule of Presentation of Inventories) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Current assets	$ 65,541	$ 58,759
Long-term assets (A)	5,357	5,150
Total inventories	$ 70,898	$ 63,909